ACQUISITION OF A SUBSIDIARY	12 Months Ended
Dec. 31, 2011
ACQUISITION OF A SUBSIDIARY
13	ACQUISITION OF A SUBSIDIARY

In 2010, Mavrix, a former equity investee of the Group, started to change its primary line of business from designing and selling fabless semiconductors for portable media players to develop the application for Android, a platform widely used in smart phones. The Group considered this change in Mavrix's business as a potential opportunity.

In July 2010, the Group offered a tender to other shareholders of Mavrix to acquire the 73.27% equity interest in Mavrix. A majority of shareholders of Mavrix accepted the offer and the transaction was completed in August 2010. As a result, the Group's ownership interest in Mavrix increased from 19.67% to 92.94% and control was obtained. The total consideration paid for the purchase was $1,170. This transaction was considered as an acquisition of business achieved in stages and accordingly the purchase method of accounting has been applied. The previously held equity interest has been remeasured with fair value of $494 with reference to the offering price of the shares in the tender offer, and recognized as "Remeasurement gain on equity interest on acquisition of a subsidiary" in the consolidated income statement. The acquired net assets were recorded at their fair value at the date of acquisition.

The fair value of the noncontrolling interest in Mavrix, a private entity, was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 21.25%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in Mavrix.

In November 2010, the Group further acquired 0.46% interest in Mavrix. As a result, the Group's ownership interest in Mavrix was increased from 92.94% to 93.4% as of December 31, 2010.

The goodwill of $468 arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Group and Mavrix. All of the goodwill was assigned to the Mavrix reporting unit. None of the goodwill recognized is expected to be deductible for income tax purpose.

The purchase price was allocated as follows:

As of acquisition date
Intangible assets:
License	$142
In-process research and development (note)	420
Goodwill	468
Net tangible assets acquired	644
Remeasurement gain on equity interest	(494)
Noncontrolling interest	(10)
Total purchase consideration	$1,170
Less: cash and cash equivalent acquired	(233)
Net cash inflow arising on acquisition	$937

Note:	In-process research and development ("IPR&D") represents the value assigned to acquired research and development project in relation to the Android platform that, as of the date of the acquisition, had not established technological feasibility and had no alternative future use. The IPR&D outlined above is included in "Acquired intangible assets, net" (note 9) in the consolidated balance sheet.

Net sales and results of operations from Mavrix included in the Company's 2010 results (since acquisition date as of August 19, 2010) and 2011 results are as follows:

	August 19 – December 31, 2010	2011
Total revenue	$209	$376
Net (loss) income	$(527)	$32

The following provides unaudited pro forma net sales and results of operations for the years ended December 31, 2010 and December 31, 2009, as if Mavrix had been acquired on January 1 of each year. The unaudited pro forma results reflect certain adjustments, such as share of loss of Mavrix and impairment loss recognized for Mavrix in 2009. The pro forma results do not include any anticipated cost synergies or other effects of the planned integration of Mavrix. Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the combined company.

	2009	2010
	(unaudited)	(unaudited)

Total revenue	$36,844	$38,156
Net loss attributable to Actions Semiconductor Co., Ltd.	$(9,138)	$(2,021)
Loss per share attributable to Actions Semiconductor Co., Ltd.	$(0.020)	$(0.005)